Report of Votes of Stockholders

The annual meeting of stockholders was held on October 3, 2019, to (i) elect four Class II Directors to serve until the annual meeting of stockholders in 2022, or until their successors are elected and qualified, (ii) vote on a stockholder proposal to terminate the Fund’s Management Agreement with Neuberger Berman Investment Advisers LLC and (iii) vote on a non-binding stockholder proposal asking the Board to consider a tender offer for all the outstanding shares of the Fund with the potential to liquidate or open-end the Fund.

To elect four Class II Directors to serve until the annual meeting of stockholders in 2022 or until their successors are elected and qualified.

The nominees submitted by Saba Capital Master Fund, Ltd (“Saba”) did not receive the votes required to be elected pursuant to the Fund’s Bylaws. The terms of Michael J. Cosgrove, Deborah C. McLean and Tom D. Seip shall continue. George W. Morriss was elected by holders of preferred stock. Stockholders voted for the Class II Directors as follows:

		Votes		Broker
Shares of Common and Preferred Stock	Votes For	Withheld	Abstentions	Non-Votes
Incumbent Nominees
Michael J. Cosgrove	4,045,146	582,846	—	—
Deborah C. McLean	4,036,627	591,366	—	—
Tom D. Seip	4,041,771	586,221	—	—

Saba Nominees
Frederic Gabriel	6,210,487	602,477	—	—
Arthur D. Lipson	6,207,310	605,653	—	—
Thomas H. McGlade	6,210,487	602,477	—	—

		Votes		Broker
Shares of Preferred Stock	Votes For	Withheld	Abstentions	Non-Votes
George W. Morriss	1,400	—	—	—

To vote on Saba’s proposal to terminate the Management Agreement between the Fund and Neuberger Berman Investment Advisers LLC.

Saba’s proposal failed as it did not achieve the vote required by the 1940 Act. Stockholders voted for the proposal as follows:

	Votes	Votes	Broker
Votes For	Against	Abstained	Non-Votes
6,786,000	4,151,025	503,921	—

To vote on Saba’s non-binding proposal asking the Board to consider a self-tender offer for all outstanding common stock of the Fund, and, if more than 50% of the Fund’s outstanding shares of common stock are submitted for tender, to cancel the tender offer and either liquidate the Fund or convert it to an open-end fund.

Stockholders voted for the non-binding proposal as follows:
		Votes	Votes	Broker
	Votes For	Against	Abstained	Non-Votes
	6,758,819	4,194,419	487,709	—

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